Financial risk management and financial instruments, Liquidity and Capital Risk (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Jan. 17, 2022
Liquidity and Capital Risk [Abstract]
Interim dividend (in dollars per share)	$ 0.0880	$ 0
Borrowings	$ 4,548.4	$ 4,640.3
Term Loans [Member]
Liquidity and Capital Risk [Abstract]
Borrowings	$ 1,600.0
Term Loans [Member] | Subsequent Events [Member]
Liquidity and Capital Risk [Abstract]
Borrowings			$ 1,600.0